Operating Segment and Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Segment	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Number of reportable operating segments	3
Net sales indicated as Asia	¥ 132,903	¥ 141,048	¥ 99,634
KOREA, REPUBLIC OF
Segment Reporting Information [Line Items]
Net sales indicated as Asia	31,777	29,687	20,752
TAIWAN, PROVINCE OF CHINA
Segment Reporting Information [Line Items]
Net sales indicated as Asia	35,826	27,591	21,835
China And Others
Segment Reporting Information [Line Items]
Net sales indicated as Asia	¥ 21,611	¥ 30,918	¥ 23,119
One Customer
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	14.00%	29.00%	20.00%
Another Customer
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	6.00%	12.00%	7.00%
Third Customer
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	4.00%	2.00%	13.00%